                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05506

                 College and University Facility Loan Trust Two
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                      ------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2004 - May 31, 2005

ITEM 1.  REPORT TO STOCKHOLDERS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO


                                                            FINANCIAL STATEMENTS
                                                   SIX MONTHS ENDED MAY 31, 2005

ACCOUNTANTS' COMPILATION REPORT


To the Owner Trustee of
College and University Facility
Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 2005, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2004, 2003, 2002, 2001 and 2000, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 28, 2005 expressed an unqualified opinion, except for the effect on the 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust's estimate of fair value as described in Note 8, would result in an increase of approximately $17,754,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $17,754,000 as of May 31, 2005.

We are not independent with respect to College and University Facility Loan Trust Two.

 /s/ BDO Seidman, LLP

Boston, Massachusetts
July 15, 2005

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                             STATEMENT OF ASSETS AND LIABILITIES

MAY 31,                                                                           2005
--------------------------------------------------------------------------------------
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)       $  70,042,313
CASH                                                                            20,093
INTEREST RECEIVABLE                                                            701,999
DEFERRED BOND ISSUANCE COSTS (Note 2)                                          214,246
PREPAIDS                                                                        13,750
--------------------------------------------------------------------------------------

     Total assets                                                           70,992,401
--------------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE, net of unamortized discount (Notes 3 and 8)                  58,227,179
INTEREST PAYABLE (Note 3)                                                    1,455,937
ACCRUED EXPENSES AND OTHER LIABILITIES                                         200,895
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)                    776,697
--------------------------------------------------------------------------------------

     Total liabilities                                                      60,660,708
--------------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                              1,763,800
ACCUMULATED DEFICIT (Notes 2 and 5)                                         (2,718,798)
ADDITIONAL PAID-IN CAPITAL (Note 2)                                         11,286,690
--------------------------------------------------------------------------------------

     Total net assets                                                    $  10,331,692
======================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                     $        5.86
======================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31,                                                          2005
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income (Note 2)                                              $   3,573,886
--------------------------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                                          2,798,352
   Servicer fees (Note 4)                                                       26,697
   Trustee fees (Note 4)                                                        18,319
   Other trust and bond administration expenses                                147,548
--------------------------------------------------------------------------------------

     Total expenses                                                          2,990,916
--------------------------------------------------------------------------------------

     Net investment income                                                     582,970
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     582,970
======================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                         STATEMENT OF CASH FLOWS

SIX MONTHS ENDED MAY 31,                                                          2005
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                     $   1,658,457
   Interest paid                                                            (1,654,732)
   Operating expenses paid                                                    (208,516)
--------------------------------------------------------------------------------------

       Net cash used in operating activities                                  (204,791)
--------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net increase in funds held under investment agreements                    7,684,701
   Principal payments on Loans                                               4,774,046
--------------------------------------------------------------------------------------

       Net cash provided by investing activities                            12,458,747
--------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                            (9,939,736)
   Distributions to Class B certificateholders                              (2,318,735)
--------------------------------------------------------------------------------------

       Net cash used in financing activities                               (12,258,471)
--------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                            (4,515)

CASH, beginning of period                                                       24,608
--------------------------------------------------------------------------------------

CASH, end of period                                                      $      20,093
======================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
  TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                  $     582,970
   Decrease in interest receivable                                              63,588
   Decrease in accrued expenses and other liabilities                           (2,202)
   Decrease in Bond interest payable                                          (198,795)
   Amortization of original issue discount on Bonds                          1,321,821
   Amortization of purchase discount on Loans                               (1,979,017)
   Amortization of deferred Bond issuance costs                                 20,594
   Increase in prepaid assets                                                  (13,750)
--------------------------------------------------------------------------------------

       Net cash used in operating activities                             $    (204,791)
======================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              STATEMENT OF CHANGES IN NET ASSETS
                                                                     (NOTE 2(F))

                                                                            FOR THE
                                                                          SIX MONTHS
                                                                             ENDED          YEAR ENDED
                                                                            MAY 31,        NOVEMBER 30,
                                                                             2005              2004
-------------------------------------------------------------------------------------------------------
                                                                          (UNAUDITED)       (AUDITED)
FROM OPERATIONS:
   Net investment income                                                 $     582,970    $   2,113,216
-------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                            582,970        2,113,216
-------------------------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)                       (776,697)      (3,699,863)
-------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                                    (193,727)      (1,586,647)

NET ASSETS:
   Beginning of period                                                      10,525,419       12,112,066
-------------------------------------------------------------------------------------------------------

   End of period                                                         $  10,331,692    $  10,525,419
=======================================================================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                            FINANCIAL HIGHLIGHTS
                                                                 (NOTES 1 AND 5)

                           FOR THE
                          SIX MONTHS
                             ENDED
                            MAY 31,                             YEARS ENDED NOVEMBER 30,
                             2005                    2004             2003             2002             2001                2000
--------------------------------------------------------------------------------------------------------------------------------
                         (UNAUDITED)                                        (AUDITED)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 beginning of period     $       5.97        $       6.87     $       7.64     $       8.53     $       9.01        $      10.05
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME             .33                1.20             1.04             1.37             1.15                1.34

PROVISION FOR LOAN
 LOSSES                             -                   -                -                -                -                (.17)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
    As tax return of
    capital                      (.44)              (2.10)           (1.81)           (2.26)           (1.63)              (2.21)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, end of
 period                  $       5.86        $       5.97     $       6.87     $       7.64     $       8.53        $       9.01
================================================================================================================================
TOTAL INVESTMENT
 RETURN (a)                       N/A                 N/A              N/A              N/A              N/A                 N/A

NET ASSETS APPLICABLE
 TO CLASS A PREFERRED
 CERTIFICATES, end of
 period                  $          -        $          -     $          -     $          -     $          -        $          -
================================================================================================================================

NET ASSETS APPLICABLE
 TO CLASS B
 CERTIFICATES, end of
 period                  $ 10,331,692        $ 10,525,419     $ 12,112,066     $ 13,478,109     $ 15,039,698        $ 15,898,314
================================================================================================================================

RATIOS AND SUPPLEMENTAL
 DATA:

  Ratio of operating
   expenses to average
   net assets
   applicable to Class B
   certificates                57.369%(b)(c)        71.19%(b)       66.777%(b)        70.03%(b)         69.21%(b)          73.02%(b)

  Ratio of net
   investment income to
   average net assets
   applicable to Class B
   certificates                 11.18%              18.67%           14.37%           16.97%           13.05%              14.10%

  Number of Class B
   certificates
   outstanding, end
   of period                1,763,800           1,763,800        1,763,800        1,763,800        1,763,800           1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.69%(c), 3.89%, 3.26%, 2.76%, 2.72% and 2.53% in 2005, 2004, 2003, 2002, 2001 and 2000,
     respectively.

(c)  Annualized.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                          COLLEGE AND UNIVERSITY
                                                         FACILITY LOAN TRUST TWO

                                                   NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND BUSINESS

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  COLLEGE AND UNIVERSITY FACILITY LOANS

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2005 was approximately $25,403,000 As a result of prepayments of Loans in the six months ended May 31, 2005, additional interest income of approximately $57,000 was recognized.

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2005, no loans have been placed on nonaccrual status.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(b)  OTHER INVESTMENTS

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(c)  FEDERAL INCOME TAXES

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)  DEFERRED BOND ISSUANCE COSTS

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e)  ACCOUNTING FOR IMPAIRMENT OF A LOAN AND ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

   (1)  a valuation allowance for loans identified as impaired,
   (2) a formula-based general allowance for the various loan portfolio classifications, and
   (3)  an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

(f)  PRESENTATION OF CAPITAL DISTRIBUTIONS

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2004, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2005; however, the amount cannot be reasonably estimated at May 31, 2005.

(g)  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

3.   BONDS

The Bonds outstanding at May 31, 2005 consist of the following:

                                                      OUTSTANDING       UNAMORTIZED     CARRYING
                       INTEREST          STATED        PRINCIPAL          DISCOUNT       AMOUNT
         TYPE            RATE           MATURITY        (000'S)           (000'S)        (000'S)
     --------------------------------------------------------------------------------------------
     Sequential              4.00%    June 1, 2018    $       72,797   $      14,570    $  58,227

Interest on the Bonds is payable semiannually. On June 1, 2005, the Trust made a principal payment of $4,224,241 on the Bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either
(1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

The estimated aggregate principal payments on the Bonds at May 31, 2005 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                             AMOUNT
FISCAL YEAR                                                  (000'S)
--------------------------------------------------------------------
2005                                                       $   4,224
2006                                                           8,829
2007                                                           7,791
2008                                                           6,896
2009                                                           6,492
Thereafter                                                    38,565
--------------------------------------------------------------------

Total                                                      $  72,797
====================================================================

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

4.   ADMINISTRATIVE AGREEMENTS

(a)  SERVICER

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2005, this fee totaled $25,442. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the six months ended May 31, 2005, out-of-pocket expenses totaled $1,255.

(b) TRUSTEES

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

- The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $6,250 and $7,500, respectively, for the six months ended May 31, 2005.

- The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2005, total Bond Trustee fees and out-of-pocket expenses amounted to $4,569.

5.   CERTIFICATES

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 1, 2005, a distribution of $776,697 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6.   ALLOWANCE FOR LOAN LOSSES

An analysis of the allowance for loan losses for the six months ended May 31, 2005 is summarized as follows:

Balance, beginning of year                                  $  1,432,376
Reduction in reserve for loan losses                                   -
Charge-offs                                                            -
------------------------------------------------------------------------

Balance, end of year                                        $  1,432,376
========================================================================

At May 31, 2005, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

7.   LOANS


Scheduled principal and interest payments on the Loans as of May 31, 2005, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                    PRINCIPAL    INTEREST
                                    PAYMENTS     PAYMENTS      TOTAL
FISCAL YEAR                          (000'S)      (000'S)     (000'S)
-----------------------------------------------------------------------
2005                                $   6,785   $   1,459   $     8,244
2006                                    9,486       2,504        11,990
2007                                    8,726       2,214        10,940
2008                                    7,782       1,951         9,733
2009                                    7,461       1,710         9,171
Thereafter                             48,255       7,264        55,519
-----------------------------------------------------------------------

Total                               $  88,495   $  17,102   $   105,597
=======================================================================

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2005, there were no Loans in Default.

The following analysis summarize the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2005:

                                                        AMORTIZED
                                            NUMBER        COST
TYPE OF COLLATERAL                         OF LOANS      (000'S)        %
---------------------------------------------------------------------------
Loans secured by a first mortgage                126     $  39,618     62.8%

Loans not secured by a first mortgage             56        23,474     37.2
---------------------------------------------------------------------------

Total Loans                                      182     $  63,092      100%
===========================================================================

                                                        AMORTIZED
                                            NUMBER        COST
TYPE OF INSTITUTION                        OF LOANS      (000'S)        %
---------------------------------------------------------------------------
Private                                          130     $  39,814     63.1%

Public                                            52        23,278     36.9
---------------------------------------------------------------------------

Total Loans                                      182     $  63,092      100%
===========================================================================

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2005 is as follows:

                                             AMORTIZED
                                               COST        FAIR VALUE
                                              (000'S)        (000'S)
----------------------------------------------------------------------
Loans                                        $  61,660*    $    78,242

Investment Agreements:
   Revenue Fund                                  1,782           2,197
   Liquidity Fund                                6,600           7,357
----------------------------------------------------------------------

                                             $  70,042     $    87,796
======================================================================

Bonds                                        $  58,227     $    71,479
======================================================================

*Net of allowance for loan losses of $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005

                          (Dollar Amounts in Thousands)

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
             COLLEGE AND UNIVERSITY LOANS (88.0%)
             -------ALABAMA-------
$        75  Alabama Agricultural and Mechanical University           3.000-3.750  07/01/2005          10.25  $        72
      1,375  Alabama Agricultural and Mechanical University              3.000     05/01/2018          10.27          905
      1,650  Auburn University                                           3.000     12/01/2018           9.16        1,107
        120  Huntingdon College                                          3.000     10/01/2008          10.60          104
        266  Talladega College                                           3.000     12/01/2012          10.24          201
        850  University of Alabama in Birmingham                         3.000     11/01/2008           7.97          772
             -------ARKANSAS-------
         78  University of Central Arkansas                              3.000     04/01/2005          10.69           78
             -------CALIFORNIA-------
        146  Azusa Pacific University                                    3.750     04/01/2015          10.88          104
        370  California Polytechnic State University                     3.000     11/01/2007          10.05          334
         95  California State University                                 3.000     11/01/2006           8.75           90
        825  California State University                                 3.000     11/01/2013           8.93          648
      2,068  California State University                                 3.000     11/01/2019           8.99        1,416
        370  Chapman College                                             3.000     10/01/2013          10.65          271
         54  Chapman College                                             3.000     11/01/2005          10.63           52
         85  Chapman College                                             3.000     11/01/2007          10.57           76
         12  Gavilan College                                             3.000     04/01/2006          10.59           11
        359  Lassen Junior College District                              3.000     04/01/2020          10.27          224
        220  Occidental College                                          3.000     10/01/2019          10.41          139
        245  San Diego State University                                  3.000     11/01/2006          10.04          228
      1,325  University Student Co-Operative Association                 3.000     04/01/2019          10.70          873
        200  West Valley College                                         3.000     04/01/2009          10.50          168
             -------COLORADO-------
        340  Regis College (Denver)                                      3.000     11/01/2012          10.47          260
             -------DELAWARE-------
        134  Wesley College                                              3.375     05/01/2013          10.88          102
        340  University of Delaware                                      3.000     11/01/2006           9.08          320
        519  University of Delaware                                      3.000     12/01/2018           8.81          358
             -------FLORIDA-------
        185  Embry-Riddle Aeronautical University                        3.000     09/01/2007          10.64          165
        100  Florida Atlantic University                                 3.000     07/01/2006          10.18           92
         98  Florida Institute of Technology                             3.000     11/01/2009          10.53           82
        135  Nova University                                             3.000     12/01/2007          10.04          117
         28  Stetson University                                          3.000     01/01/2006          11.25           26
        195  University of Central Florida                               3.000     10/01/2007          10.08          176
      1,590  University of Florida                                       3.000     07/01/2014          10.15        1,153
        140  University of South Florida                                 3.750     07/01/2005          10.30          134

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
             -------GEORGIA-------
$       111  Emmanuel College                                            3.000     11/01/2013          10.45  $        82
        135  LaGrange College                                            3.000     03/01/2009          11.06          111
        318  Mercer University                                           3.000     05/01/2014          10.58          231
        510  Morehouse College                                           3.000     07/01/2010          10.50          401
         55  Morris Brown College                                        3.750     05/01/2007          11.12           49
      1,110  Morris Brown College                                     2.750-3.750  05/01/2018          10.89          737
        695  Paine College                                               3.000     10/01/2016          10.45          474
             -------ILLINOIS-------
        555  Concordia College                                           3.000     05/01/2019          10.65          345
         50  Knox College                                                3.000     04/01/2006          11.15           46
        900  Sangamon State University                                   3.000     11/01/2018          10.12          602
             -------INDIANA-------
         35  Anderson University                                         3.000     03/01/2006          11.19           32
         23  Purdue University                                           3.000     07/01/2005           9.26           22
        178  Taylor University                                           3.000     10/01/2012          10.50          136
        556  Taylor University                                           3.000     10/01/2013          10.49          412
      3,190  Vincennes University                                        3.000     06/01/2023           9.02        1,996
             -------IOWA-------
         42  NIACC Dormitories, Inc.                                     3.000     10/01/2012          10.27           32
        238  Simpson College                                             3.000     07/01/2016          10.58          160
         37  Waldorf College                                             3.000     07/01/2005          10.77           35
         87  Wartburg College                                            3.750     04/01/2011          11.00           69
             -------KANSAS-------
         60  Fort Hays State University                                  3.000     10/01/2007          10.08           54
         23  Hesston College                                             3.000     04/01/2006          11.14           21
             -------KENTUCKY-------
        218  Georgetown College                                          3.000     12/01/2008          10.04          183
        440  Georgetown College                                          3.000     12/01/2009          10.05          358
        111  Spalding University                                         3.000     09/01/2007          10.66          101
        263  Transylvania University                                     3.000     11/01/2010          10.51          214
             -------LOUISIANA-------
         69  Dillard University                                          3.000     04/01/2008          11.09           61
         38  Louisiana State University                                  3.000     07/01/2005           8.84           36
         65  Louisiana State University                                  3.000     07/01/2006           8.87           62
             -------MARYLAND-------
        203  Hood College                                                3.625     11/01/2014          10.54          152
      1,523  Morgan State University                                     3.000     11/01/2014          10.56        1,093

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
             -------MASSACHUSETTS-------
$       252  Hampshire College                                           3.000     07/01/2013          10.75  $       183
        926  Hampshire College                                           3.000     02/01/2014          10.70          666
        165  Brandeis University                                         3.000     11/01/2011          10.64          130
        680  College of the Holy Cross                                   3.625     10/01/2013          10.60          522
        220  College of the Holy Cross                                   3.000     10/01/2006          10.63          204
      2,294  Northeastern University                                     3.000     05/01/2018          10.53        1,497
        283  Springfield College                                         3.500     05/01/2013          10.67          217
      1,900  Tufts University                                            3.000     10/01/2021          10.39        1,145
        525  Wheaton College                                             3.500     04/01/2013          10.70          393
         15  Wheelock College                                            3.000     05/01/2011          10.23           12
             -------MICHIGAN-------
         62  Albion College                                              3.000     10/01/2009          10.56           50
         66  Concordia College                                           3.000     04/01/2009          11.05           59
        375  University of Michigan                                      3.750     10/01/2005           9.51          362
             -------MINNESOTA-------
        274  College of Saint Thomas                                     3.000     11/01/2009          10.53          230
         29  College of Santa Fe                                         3.000     10/01/2005          10.66           28
        463  College of Santa Fe                                         3.000     10/01/2018          10.43          303
        349  MacAlester College                                          3.000     05/01/2020          10.46          219
             -------MISSISSIPPI-------
      1,169  Hinds Junior College                                        3.000     04/01/2013          10.42          887
        476  Millsaps College                                            3.000     11/01/2021          10.34          288
      1,230  Mississippi State University                                3.000     12/01/2020           9.64          770
             -------MISSOURI-------
        360  Central Missouri State University                           3.000     07/01/2007          10.18          321
        193  Drury College                                               3.000     04/01/2015          10.63          137
        260  Drury College                                               3.000     10/01/2010          10.75          210
        236  Southeast Missouri State University                         3.000     04/01/2007          10.58          214
             -------MONTANA-------
        250  Carroll College                                             3.750     06/01/2014          10.46          184
        127  Carroll College                                             3.000     06/01/2018          10.15           82
             -------NEW HAMPSHIRE-------
        111  New England College                                         3.000     04/01/2016          10.77           74
             -------NEW JERSEY-------
      1,270  Fairleigh Dickinson University                              3.000     11/01/2017          10.39          845
        435  Newark Beth Israel Hospital                                 3.625     01/01/2014          11.06          312
      1,235  Rider College                                               3.625     11/01/2013          10.42          943
        322  Rider College                                               3.000     05/01/2017          10.70          212
        485  Rutgers, The State University                               3.750     05/01/2016           9.19          365
        238  Seton Hill College                                          3.625     11/01/2014          10.53          176

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
             -------NEW YORK-------
$       739  College of Saint Rose                                       3.000     05/01/2022          10.43  $       440
        435  Daemen College                                              3.000     04/01/2016          10.77          291
        322  Dowling College                                             3.000     10/01/2010          10.75          260
        802  D'Youville College                                          3.000     04/01/2018          10.90          507
      1,238  Hofstra University                                          3.000     11/01/2012          10.61          942
        102  Long Island University                                      3.000     11/01/2009          10.69           85
        356  Long Island University                                      3.000     11/01/2009          10.69          297
        395  Long Island University                                      3.625     06/01/2014          10.49          289
        584  Memorial Hospital for Cancer and Allied Diseases            3.375     04/01/2012          10.68          453
        261  Utica College                                               3.000     11/01/2009          10.53          219
             -------NORTH CAROLINA-------
        125  Catawba College                                             3.000     12/01/2009          10.27          103
        290  Elizabeth City State University                             3.000     10/01/2017          10.02          197
        168  High Point College                                          3.000     12/01/2010          10.26          131
         44  Lenoir Rhyne College                                        3.000     12/01/2006          10.04           39
        324  Saint Mary's College                                        3.000     06/01/2020          10.14          199
         77  University of North Carolina                                3.000     11/01/2005           8.81           75
        215  University of North Carolina                                3.000     01/01/2008           9.50          188
         13  University of North Carolina                                3.000     01/01/2007           9.50           12
             -------OHIO-------
         41  Rio Grande College                                          3.000     03/30/2009          10.93           34
        164  University of Steubenville                                  3.125     04/01/2010          10.98          132
        525  Wittenberg University                                       3.000     05/01/2015          10.76          362
        182  Wittenberg University                                       3.000     11/01/2017          10.39          122
         19  Wooster Business College                                    3.000     03/30/2009          10.88           16
             -------OKLAHOMA-------
        610  Cameron University                                          3.000     04/01/2007          10.16          549
        275  Langston University                                         3.000     04/01/2007          10.56          246
             -------OREGON-------
        594  George Fox College                                          3.000     07/01/2018          10.64          382
         63  Linfield College                                            3.000     10/01/2017          10.44           42
             -------PENNSYLVANIA-------
        378  Albright College                                            3.000     11/01/2015          10.23          273
        120  Carnegie-Mellon University                                  3.000     05/01/2009          10.73          100
        745  Carnegie-Mellon University                                  3.000     11/01/2017          10.51          494
        800  Drexel University                                           3.500     05/01/2014          10.53          593
        435  Gannon University                                           3.000     11/01/2011          10.49          342
        165  Gannon University                                           3.000     12/01/2022          10.13           95
        160  Lycoming College                                            3.625     05/01/2014          10.64          118
        225  Lycoming College                                            3.750     05/01/2015          10.62          163
        146  Moravian College                                            3.375     11/01/2012          10.52          113

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
$     1,957  Philadelphia College of Art                                 3.000     01/01/2022          10.62  $     1,142
        400  Saint Vincent College                                       3.500     05/01/2013          10.86          298
        885  Villanova University                                        3.000     04/01/2019          10.70          549
        277  York Hospital                                               3.000     05/01/2020          10.64          170
             -------RHODE ISLAND-------
         35  Rhode Island College                                        3.000     10/01/2005          10.09           34
             -------SOUTH CAROLINA-------
        210  Benedict College                                            3.000     11/01/2006          10.61          196
      1,462  Benedict College                                            3.000     11/01/2020          10.36          907
         40  Clemson University                                          3.000     07/01/2005           9.51           38
         72  Coker College                                               3.000     12/01/2009          10.04           59
        311  Morris College                                              3.000     11/01/2009          10.53          261
             -------SOUTH DAKOTA-------
        145  Dakota Wesleyan University                                  3.000     10/01/2015          10.46          104
             -------TENNESSEE-------
        243  Cumberland University                                       3.000     08/01/2017          10.52          158
        152  Hiwassee College                                            3.000     09/15/2018          10.58           98
             -------TEXAS-------
        255  Houston Tillotson College                                   3.500     04/01/2014          10.90          185
        105  McLennan Community College                                  3.000     04/01/2006          10.49           97
        204  Southern Methodist University                               3.000     10/01/2007          10.61          182
      1,700  Southwest Texas State University                            3.000     10/01/2015           9.51        1,239
      1,252  Stephen F. Austin State University                       3.375-3.500  10/01/2012           9.57          999
        346  Texas A & I University                                      3.000     07/01/2009           9.57          294
        315  Texas Southern University                                   3.500     04/01/2013          10.45          238
        520  University of Saint Thomas                                  3.000     10/01/2019          10.41          329
             -------VERMONT-------
        101  Champlain College                                           3.000     12/01/2013          10.19           72
      1,227  Saint Michael's College                                     3.000     05/01/2013          10.60          920
        210  Vermont State College                                       3.000     06/01/2008           9.02          185
        181  Vermont State College                                       3.000     07/01/2014           9.30          136
             -------VIRGINIA-------
        880  James Madison University                                    3.000     06/01/2009          10.49          730
        338  Lynchburg College                                           3.750     05/01/2015          10.64          247
        480  Lynchburg College                                           3.000     05/01/2018          10.68          309
        243  Mary Baldwin College                                        3.375     05/01/2012          10.68          189
        440  Marymount University                                        3.000     05/01/2016          10.52          299
      2,308  Norfolk State University                                    3.000     12/01/2021           9.77        1,417
        150  Randolph-Macon College                                      3.000     05/01/2010          10.72          124
        348  Saint Paul's College                                        3.000     11/01/2014          10.56          254
      1,572  Virginia Commonwealth University                            3.000     06/01/2011          10.01        1,241
        161  Virginia Wesleyan College                                   3.000     11/01/2009          10.54          138

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

                                                                                                 INTERNAL
OUTSTANDING                                                             STATED                    RATE OF      AMORTIZED
 PRINCIPAL                                                             INTEREST     MATURITY    RETURN % (A)  COST (NOTES
  BALANCE                       DESCRIPTION                             RATE %        DATE      (UNAUDITED)     1 AND 2)
-----------  -------------------------------------------------------  -----------  -----------  ------------  -----------
$       111  Virginia Wesleyan College                                   3.000     11/01/2010          10.51  $        90
             -------WASHINGTON-------
        229  Seattle University                                          3.000     11/01/2008          10.55          198
         70  Western Washington University                               3.750     10/01/2005          10.19           67
             -------WEST VIRGINIA-------
        191  Bethany College                                             3.375     11/01/2012          10.54          151
        215  Bethany College                                             3.000     11/01/2017          10.40          143
        325  Bethany College                                             3.000     11/01/2012          10.40          249
         30  Wheeling College                                            3.000     11/01/2007          10.59           27
             -------WISCONSIN-------
        324  Carroll College                                             3.750     03/01/2015          10.93          237
        405  Marian College                                              3.000     10/01/2016          10.45          276
         95  Saint Norbert College                                       3.000     04/01/2007          11.10           85
             -------DISTRICT OF COLUMBIA-------
      2,289  Georgetown University                                       3.000     11/01/2020          10.36        1,419
      5,940  Georgetown University                                       4.000     11/01/2020          10.52        3,922
             -------PUERTO RICO-------
         40  Inter American University of Puerto Rico                    3.000     09/01/2007          10.66           36
      1,795  Inter American University of Puerto Rico                    3.000     01/01/2017          10.94        1,186
      1,069  University of Puerto Rico, Rio Piedras Campus               3.000     06/01/2011           9.39          860
-----------                                                                                                   -----------
     88,495  Total College and University Loans                                                                    63,092
----------
             Allowance for Loan Losses                                                                              1,432
                                                                                                              -----------

             Net Loans of the Trust                                                                                61,660
                                                                                                              -----------
             INVESTMENT AGREEMENTS (12.0%)
      1,782  JPMorgan Chase Bank - Liquidity Fund                         7.750    06/01/2018          7.750        1,782
      6,600  JPMorgan Chase Bank - Revenue Fund                           7.050    06/01/2018          7.050        6,600
-----------                                                                                                   -----------
      8,382  Total Investment Agreements                                                                            8,382
-----------                                                                                                   -----------
$    96,877  Total Investments (100.0%)                                                                       $    70,042
===========                                                                                                   ===========

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

     SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                   STATEMENTS.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

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ITEM 12.  EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)

     (1) Code of ethics or amendments: not applicable to the registrant.
     (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
     (3) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.
     (4) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.
     (5) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   College and University Facility Loan Trust Two
            --------------------------------------------------------------

By (Signature and Title)   /s/ Diana J. Kenneally  Assistant Vice President
                       --------------------------------------------------

Date  August 8, 2005
    -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Diana J. Kenneally  Assistant Vice President
                       --------------------------------------------------

Date  August 8, 2005
    -------------------